Financial Instruments and Related Disclosures - Summary of Fair Value of Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	£ 15,734	£ 13,543
Financial liabilities at fair value	(41,068)	(48,760)
Derivatives designated and effective as hedging instruments (fair value movements through OCI") [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	25	123
Financial liabilities at fair value	(106)	(57)
Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,153	1,927
Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,327	1,943
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Current equity investments and Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	4,401	199
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	50	59
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	13	23
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	165	83
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,399	1,449
At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	10,533	5,806
Financial liabilities at fair value	(7,251)	(6,304)
At Fair Value [Member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,153	1,927
At Fair Value [Member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,327	1,943
At Fair Value [Member] | Financial assets at fair value through other comprehensive income, category [member] | Derivatives designated and effective as hedging instruments (fair value movements through OCI") [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	25	123
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		199
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Current equity investments and Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	4,401
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	50	59
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	13	23
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	165	83
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,399	1,449
At Fair Value [Member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(7,068)	(6,076)
At Fair Value [Member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(77)	(171)
At Fair Value [Member] | Financial Liabilities at Fair Value Through Other Comprehensive Income [member] | Derivatives designated and effective as hedging instruments (fair value movements through OCI") [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(106)	(57)
At Fair Value [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	7,309	3,185
Financial liabilities at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	823	1,736
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Derivatives designated and effective as hedging instruments (fair value movements through OCI") [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Current equity investments and Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	4,087
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,399	1,449
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Other Comprehensive Income [member] | Derivatives designated and effective as hedging instruments (fair value movements through OCI") [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,567	2,202
Financial liabilities at fair value	(183)	(228)
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,327	1,943
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Derivatives designated and effective as hedging instruments (fair value movements through OCI") [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	25	123
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Current equity investments and Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	50	59
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	165	77
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(77)	(171)
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Other Comprehensive Income [member] | Derivatives designated and effective as hedging instruments (fair value movements through OCI") [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(106)	(57)
At Fair Value [Member] | Level 3 [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	657	419
Financial liabilities at fair value	(7,068)	(6,076)
At Fair Value [Member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	330	191
At Fair Value [Member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Derivatives designated and effective as hedging instruments (fair value movements through OCI") [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		199
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Current equity investments and Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	314
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	13	23
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	6
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 3 [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(7,068)	(6,076)
At Fair Value [Member] | Level 3 [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At Fair Value [Member] | Level 3 [member] | Financial Liabilities at Fair Value Through Other Comprehensive Income [member] | Derivatives designated and effective as hedging instruments (fair value movements through OCI") [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	£ 0	£ 0